Stock Based Compensation - 2015 Restricted Stock Unit Plan - Additional Information (Detail) - Restricted Stock Units (RSUs) [Member] - shares						6 Months Ended	12 Months Ended
	Jul. 01, 2018	Jan. 01, 2018	Jan. 01, 2017	Jan. 01, 2016	Mar. 06, 2015	Jun. 30, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock units, granted						0	0
2015 Restricted Stock Unit Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock units, granted					90,626
Restricted stock units vested		20,000	20,000	40,626
2015 Restricted Stock Unit Plan [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units vested	10,000